Note 7 - Right-of-use Asset and Lease Obligation - Lease Obligation (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Lease obligation as of January 1, 2020	$ 574,762
Accretion on lease liability	11,178
Lease payment	(29,399)
Lease obligation at March 31, 2020	556,541
Current lease obligations		$ 45,716	$ 75,116
Long-term lease obligations		510,825	499,646
Total lease liabilities	$ 556,541	$ 556,541	$ 574,762